Leases - Maturity (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 683,723	$ 507,855
2026	700,911	525,805
2027	710,950	538,988
2028	647,554	544,028
2029		475,670
Thereafter		1,775,509
Total undiscounted lease payments	5,699,922	4,367,855
Less: imputed interest	(2,252,450)	(1,765,839)
Present value of lease liabilities	$ 3,447,472	2,602,016	$ 472,442
Finance Leases
2025		64,267
2026		35,000
2027		0
2028		0
2029		0
Thereafter		0
Total future payments		99,267
Less: imputed interest		(7,346)
Present value of lease liabilities		$ 91,921	$ 4,044